Number of Reserved and Authorized Shares Under the Equity Incentive Plans (Detail) - shares shares in Thousands	Dec. 31, 2016		Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options outstanding	12,578	[1]	12,739
Ordinary shares available for issuance under the Equity Incentive Plans	2,887
Total Reserved and Authorized Shares as of December 31, 2016	16,597
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding	937		812
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding	195		156

[1]	As of December 31, 2016, approximately 12.5 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.